Schedule of investments
Macquarie High Income Fund
June 30, 2025 (Unaudited)
	Principal amount	Value (US $)
Collateralized Loan Obligations — 6.10%
720 East CLO 2022-I Series 2022-1A ER 144A 10.169% (TSFR03M + 5.90%, Floor 5.90%) 1/20/38 #, •	2,800,000	$ 2,763,376
ABPCI Direct Lending Fund CLO II
Series 2017-1A DRR 144A 8.419% (TSFR03M + 4.15%, Floor 4.15%) 7/20/37 #, •	1,000,000	1,001,265
Series 2017-1A ERR 144A 11.769% (TSFR03M + 7.50%, Floor 7.50%) 7/20/37 #, •	2,000,000	1,962,802

AGL CLO 3 Series 2020-3A ER 144A 9.506% (TSFR03M + 5.25%, Floor 5.25%) 4/15/38 #, •	2,500,000	2,490,438
AGL CLO 32 Series 2024-32A E 144A 10.019% (TSFR03M + 5.75%, Floor 5.75%) 7/21/37 #, •	2,000,000	2,004,452
Aimco CLO 15 Series 2021-15A ER 144A 8.884% (TSFR03M + 4.60%, Floor 4.60%) 4/17/38 #, •	2,000,000	1,993,650
AIMCO CLO 18 Series 2022-18A ER 144A 9.769% (TSFR03M + 5.50%, Floor 5.50%) 7/20/37 #, •	850,000	851,952
Aimco CLO 19 Series 2024-19A E 144A 9.269% (TSFR03M + 5.00%, Floor 5.00%) 10/20/37 #, •	2,100,000	2,078,666
AMMC CLO 23
Series 2020-23A D2R2 144A 9.78% (TSFR03M + 5.50%, Floor 5.50%) 4/17/35 #, •	2,000,000	2,000,000
Series 2020-23A D2R3 144A TBD (TSFR03M + 4.90%, Floor 4.90%) 7/17/38 #, =, •, ^^	2,000,000	2,000,000

ARES Loan Funding III Series 2022-ALF3A ER 144A 10.382% (TSFR03M + 6.10%, Floor 6.10%) 7/25/36 #, •	1,000,000	999,649
	Principal amount	Value (US $)
Collateralized Loan Obligations (continued)

Atlas Senior Loan Fund XX Series 2022-20A D1R 144A 8.119% (TSFR03M + 3.85%, Floor 3.85%) 10/19/37 #, •	1,750,000	$ 1,759,937
Bain Capital Credit CLO 2017-2 Series 2017-2A ER3 144A 11.622% (TSFR03M + 7.34%, Floor 7.34%) 7/25/37 #, •	2,000,000	1,996,784
Ballyrock CLO 18 Series 2021-18A DR 144A 8.971% (TSFR03M + 5.75%, Floor 5.75%) 4/15/38 #, •	3,000,000	2,891,250
Ballyrock CLO 25 Series 2023-25A DR 144A 9.082% (TSFR03M + 4.80%, Floor 4.80%) 1/25/38 #, •	3,000,000	2,998,236
Barings CLO 2018-II Series 2018-2A ER 144A 11.156% (TSFR03M + 6.90%, Floor 6.90%) 7/15/36 #, •	1,800,000	1,794,305
Barings CLO 2024-II Series 2024-2A E 144A 10.156% (TSFR03M + 5.90%, Floor 5.90%) 7/15/39 #, •	2,100,000	2,094,481
Barings CLO 2024-V Series 2024-5A D2 144A 8.453% (TSFR03M + 4.10%, Floor 4.10%) 7/15/38 #, •	2,500,000	2,512,108
BBAM US CLO III Series 2023-3A D 144A 12.856% (TSFR03M + 8.60%, Floor 8.60%) 10/15/38 #, •	3,550,000	3,568,339
Bear Mountain Park CLO Series 2022-1A ER 144A 10.206% (TSFR03M + 5.95%, Floor 5.95%) 7/15/37 #, •	1,500,000	1,500,585
Benefit Street Partners CLO Series 2015-6BR ER 144A 9.033% (TSFR03M + 4.75%, Floor 4.75%) 4/20/38 #, •	2,185,000	2,139,545
Benefit Street Partners CLO XII-B Series 2017-12BRA E 144A 10.506% (TSFR03M + 6.25%, Floor 6.25%) 10/15/37 #, •	2,500,000	2,502,425
NQ- IV009 [0625] 0825 (4730775)    1

Schedule of investments
Macquarie High Income Fund
	Principal amount	Value (US $)
Collateralized Loan Obligations (continued)

Brookhaven Park CLO Series 2024-1A E 144A 10.769% (TSFR03M + 6.50%, Floor 6.50%) 4/19/37 #, •	3,500,000	$ 3,489,125
CARLYLE US CLO 2021-11 Series 2021-11A ER 144A 10.782% (TSFR03M + 6.50%, Floor 6.50%) 7/25/37 #, •	2,000,000	1,995,760
Carlyle US CLO 2024-1 Series 2024-1A E 144A 11.176% (TSFR03M + 6.92%, Floor 6.92%) 4/15/37 #, •	3,100,000	3,113,786
Carlyle US CLO 2024-5 Series 2024-5A E 144A 9.932% (TSFR03M + 5.65%, Floor 5.65%) 10/25/36 #, •	1,600,000	1,603,731
CBAMR Series 2021-15A ER 144A 9.804% (TSFR03M + 5.50%, Floor 5.50%) 1/20/38 #, •	3,000,000	2,950,836
Cedar Funding IX CLO Series 2018-9A ER 144A 11.799% (TSFR03M + 7.53%, Floor 7.53%) 7/20/37 #, •	2,000,000	1,978,686
Clover CLO 2021-3 LLC Series 2021-3A ER 144A 9.182% (TSFR03M + 4.90%, Floor 4.90%) 1/25/35 #, •	2,280,000	2,257,638
Dryden 109 CLO Series 2022-109A ER 144A 9.606% (TSFR03M + 5.35%, Floor 5.35%) 4/15/38 #, •	3,500,000	3,497,875
Elmwood CLO 17 Series 2022-4A ER 144A 9.98% (TSFR03M + 5.70%, Floor 5.70%) 7/17/37 #, •	2,000,000	2,000,902
Elmwood CLO IX Series 2021-2A ER 144A 8.972% (TSFR03M + 4.65%, Floor 4.65%) 4/20/38 #, •	2,500,000	2,465,470
Empower CLO 2022-1 Series 2022-1A ER 144A 10.169% (TSFR03M + 5.90%, Floor 5.90%) 10/20/37 #, •	2,750,000	2,749,535
Golub Capital Partners CLO 62B Series 2022-62A ER 144A 10.656% (TSFR03M + 6.40%, Floor 6.40%) 10/15/37 #, •	1,150,000	1,152,504
	Principal amount	Value (US $)
Collateralized Loan Obligations (continued)

Golub Capital Partners CLO 76 B Series 2024-76A E 144A 10.032% (TSFR03M + 5.75%, Floor 5.75%) 10/25/37 #, •	1,150,000	$ 1,149,092
Invesco US CLO 2023-4 Series 2023-4A E 144A 12.279% (TSFR03M + 8.01%, Floor 8.01%) 1/18/37 #, •	1,200,000	1,212,272
Invesco US CLO 2024-3 Series 2024-3A E 144A 10.769% (TSFR03M + 6.50%, Floor 6.50%) 7/20/37 #, •	3,500,000	3,494,235
KKR CLO 27 Series 27A ER2 144A 10.506% (TSFR03M + 6.25%, Floor 6.25%) 1/15/35 #, •	3,450,000	3,324,937
Madison Park Funding XXX Series 2018-30A ER 144A 10.661% (TSFR03M + 6.40%, Floor 6.40%) 7/16/37 #, •	2,100,000	2,098,142
Magnetite XLV Series 2025-45A E 144A 8.785% (TSFR03M + 4.50%, Floor 4.50%) 4/15/38 #, •	2,500,000	2,487,595
Morgan Stanley Eaton Vance CLO 2025-21 Series 2025-21A E 144A 8.815% (TSFR03M + 4.70%, Floor 4.70%) 4/15/38 #, •	1,090,000	1,079,668
Neuberger Berman CLO XX Series 2015-20A ER3 144A 9.068% (TSFR03M + 4.75%, Floor 4.75%) 4/15/39 #, •	3,250,000	3,184,253
Neuberger Berman Loan Advisers CLO Series 2024-59A D2 144A 8.097% (TSFR03M + 3.80%, Floor 3.80%) 1/23/39 #, •	1,100,000	1,101,536
Oaktree CLO 2019-3 Series 2019-3A ER2 144A 11.019% (TSFR03M + 6.75%, Floor 6.75%) 1/20/38 #, •	3,300,000	3,285,200
Oaktree CLO 2020-1 Series 2020-1A ERR 144A 9.256% (TSFR03M + 5.00%, Floor 5.00%) 1/15/38 #, •	2,800,000	2,798,342

2    NQ- IV009 [0625] 0825 (4730775)

	Principal amount	Value (US $)
Collateralized Loan Obligations (continued)

OCP CLO 2019-17 Series 2019-17A ER2 144A 10.519% (TSFR03M + 6.25%, Floor 6.25%) 7/20/37 #, •	3,200,000	$ 3,193,366
OFSI BSL XIV CLO Series 2024-14A E 144A 12.009% (TSFR03M + 7.74%, Floor 7.74%) 7/20/37 #, •	2,000,000	1,996,684
OHA Credit Funding
Series 2021-9A ER 144A 9.769% (TSFR03M + 5.50%, Floor 5.50%) 10/19/37 #, •	2,550,000	2,565,626
Series 2022-11A ER 144A 9.669% (TSFR03M + 5.40%, Floor 5.40%) 7/19/37 #, •	2,200,000	2,205,130

Palmer Square CLO 2018-1 Series 2018-1A DR 144A 11.209% (TSFR03M + 6.94%, Floor 6.94%) 4/18/37 #, •	1,000,000	1,001,194
Palmer Square CLO 2024-2 Series 2024-2A D2 144A 8.619% (TSFR03M + 4.35%, Floor 4.35%) 7/20/37 #, •	2,500,000	2,497,195
Park Blue CLO 2022-1 Series 2022-1A ER 144A 11.359% (TSFR03M + 7.09%, Floor 7.09%) 10/20/37 #, •	2,100,000	2,101,827
RR Series 2024-28RA DR 144A 11.256% (TSFR03M + 7.00%, Floor 7.00%) 4/15/37 #, •	1,800,000	1,798,983
Sculptor CLO XXXIII Series 33A D1A 144A 7.669% (TSFR03M + 3.40%, Floor 3.40%) 7/20/37 #, •	1,500,000	1,499,571
Silver Point Clo 5 Series 2024-5A E 144A 10.669% (TSFR03M + 6.40%, Floor 6.40%) 10/20/37 #, •	2,700,000	2,706,782
Sound Point CLO 2025R-1 Series 2025-1RA E 144A 11.902% (TSFR03M + 7.58%, Floor 7.58%) 2/20/38 #, •	1,600,000	1,598,325
Storm King Park CLO Series 2022-1A ER 144A 10.406% (TSFR03M + 6.15%, Floor 6.15%) 10/15/37 #, •	2,850,000	2,856,418
	Principal amount	Value (US $)
Collateralized Loan Obligations (continued)

Symphony CLO 39 Series 2023-39A ER 144A 9.782% (TSFR03M + 5.50%, Floor 5.50%) 1/25/38 #, •	3,750,000	$ 3,747,304
TCW CLO 2022-1 Series 2022-1A ER 144A 10.822% (TSFR03M + 6.50%, Floor 6.50%) 1/20/38 #, •	2,000,000	2,004,188
TCW CLO 2024-2 Series 2024-2A E 144A 11.53% (TSFR03M + 7.25%, Floor 7.25%) 7/17/37 #, •	2,500,000	2,504,670
TCW CLO 2024-3 Series 2024-3A E 144A 10.869% (TSFR03M + 6.60%, Floor 6.60%) 10/20/37 #, •	2,300,000	2,305,180
Wellfleet CLO 2022-1 Series 2022-1A ER 144A 12.006% (TSFR03M + 7.75%, Floor 7.75%) 7/15/37 #, •	2,500,000	2,402,263
Total Collateralized Loan Obligations (cost $140,627,571)		139,360,071

Convertible Bond — 1.04%
Communication Services — 1.04%
New Cotai PIK 5.00% exercise price $0.40, maturity date 2/2/27 <<, >>, π	25,410,336	23,699,038
Total Convertible Bond (cost $25,095,701)		23,699,038

Corporate Bonds — 80.57%
Automotive — 3.13%
Clarios Global 144A 6.75% 2/15/30 #	9,628,000	10,018,772
Garrett Motion Holdings 144A 7.75% 5/31/32 #	19,248,000	20,057,282
Goodyear Tire and Rubber 6.625% 7/15/30	8,110,000	8,278,615
Phinia 144A 6.625% 10/15/32 #	6,498,000	6,603,907
Wand NewCo 3 144A 7.625% 1/30/32 #	13,368,000	14,060,850
ZF North America Capital 144A 6.75% 4/23/30 #	12,960,000	12,461,932
		71,481,358
NQ- IV009 [0625] 0825 (4730775)    3

Schedule of investments
Macquarie High Income Fund
	Principalamount	Value (US $)
Corporate Bonds (continued)
Banking — 2.24%
Banco Santander 8.00% 2/1/34 μ, ψ	19,200,000	$ 20,330,381
Bank of Montreal 7.70% 5/26/84 μ	10,435,000	10,801,102
Barclays 9.625% 12/15/29 μ, ψ	18,050,000	20,093,404
		51,224,887
Basic Industry — 4.80%
Arsenal AIC Parent 144A 8.00% 10/1/30 #	10,935,000	11,683,391
Cleveland-Cliffs 144A 7.00% 3/15/32 #	19,795,000	18,684,724
FMG Resources August 2006 144A 5.875% 4/15/30 #	7,630,000	7,731,281
K Hovnanian Enterprises 144A 11.75% 9/30/29 #	7,880,000	8,552,243
Mineral Resources 144A 9.25% 10/1/28 #	3,455,000	3,540,193
NOVA Chemicals 144A 9.00% 2/15/30 #	12,770,000	13,807,017
Olympus Water US Holding
144A 7.25% 6/15/31 #	2,640,000	2,695,018
144A 9.75% 11/15/28 #	14,735,000	15,534,816

Quikrete Holdings 144A 6.75% 3/1/33 #	12,800,000	13,215,373
Standard Building Solutions 144A 6.50% 8/15/32 #	13,825,000	14,174,551
		109,618,607
Capital Goods — 6.46%
Amentum Holdings 144A 7.25% 8/1/32 #	10,945,000	11,271,796
Arcosa 144A 6.875% 8/15/32 #	6,865,000	7,128,925
Bombardier
144A 7.00% 6/1/32 #	4,945,000	5,155,830
144A 7.25% 7/1/31 #	6,805,000	7,151,715
144A 8.75% 11/15/30 #	5,590,000	6,058,604

Clydesdale Acquisition Holdings 144A 8.75% 4/15/30 #	10,040,000	10,276,081
Goat Holdco 144A 6.75% 2/1/32 #	6,220,000	6,328,695
Manitowoc 144A 9.25% 10/1/31 #	6,840,000	7,207,259
Mauser Packaging Solutions Holding
144A 7.875% 4/15/27 #	9,035,000	9,194,396
144A 9.25% 4/15/27 #	8,035,000	7,984,568
Sealed Air
144A 6.50% 7/15/32 #	5,035,000	5,220,731
144A 7.25% 2/15/31 #	3,565,000	3,756,540

	Principalamount	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)

Terex 144A 6.25% 10/15/32 #	13,020,000	$ 13,055,102
Toucan FinCo 144A 9.50% 5/15/30 #	6,100,000	6,240,774
TransDigm
144A 6.625% 3/1/32 #	10,260,000	10,635,962
144A 6.875% 12/15/30 #	24,815,000	25,765,484
Trivium Packaging Finance
144A 8.25% 7/15/30 #	2,560,000	2,709,125
144A 12.25% 1/15/31 #	2,250,000	2,413,584
		147,555,171
Consumer Goods — 1.36%
Cerdia Finanz 144A 9.375% 10/3/31 #	13,700,000	14,233,889
Fiesta Purchaser
144A 7.875% 3/1/31 #	6,406,000	6,805,062
144A 9.625% 9/15/32 #	9,560,000	10,111,306
		31,150,257
Electric — 3.72%
Lightning Power 144A 7.25% 8/15/32 #	16,700,000	17,586,782
NRG Energy 144A 6.25% 11/1/34 #	13,570,000	13,834,248
Vistra
144A 7.00% 12/15/26 #, μ, ψ	32,965,000	33,382,930
144A 8.00% 10/15/26 #, μ, ψ	17,255,000	17,684,184

XPLR Infrastructure Operating Partners 144A 8.375% 1/15/31 #	2,270,000	2,426,367
		84,914,511
Energy — 12.04%
Archrock Partners 144A 6.625% 9/1/32 #	13,235,000	13,493,116
Civitas Resources 144A 9.625% 6/15/33 #	10,970,000	11,254,353
Crescent Energy Finance 144A 8.375% 1/15/34 #	5,154,000	5,160,749
Genesis Energy
7.75% 2/1/28	6,520,000	6,620,888
7.875% 5/15/32	3,320,000	3,454,812

Gulfport Energy Operating 144A 6.75% 9/1/29 #	13,705,000	14,062,738
Hilcorp Energy I
144A 6.00% 4/15/30 #	24,180,000	23,528,801
144A 6.00% 2/1/31 #	2,330,000	2,255,741
144A 6.25% 4/15/32 #	10,220,000	9,768,090

Matador Resources 144A 6.25% 4/15/33 #	9,555,000	9,508,248

4    NQ- IV009 [0625] 0825 (4730775)

	Principalamount	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Nabors Industries
144A 8.875% 8/15/31 #	5,555,000	$ 4,130,687
144A 9.125% 1/31/30 #	10,655,000	10,210,616

NGL Energy Operating 144A 8.375% 2/15/32 #	13,785,000	13,837,700
Noble Finance II 144A 8.00% 4/15/30 #	10,295,000	10,491,407
NuStar Logistics
6.00% 6/1/26	10,678,000	10,725,239
6.375% 10/1/30	5,697,000	5,907,504
Permian Resources Operating
144A 7.00% 1/15/32 #	4,495,000	4,662,695
144A 9.875% 7/15/31 #	2,090,000	2,290,976
SM Energy
144A 6.75% 8/1/29 #	4,825,000	4,811,460
144A 7.00% 8/1/32 #	6,074,000	5,991,561
Transocean
144A 8.00% 2/1/27 #	17,617,000	17,366,467
144A 8.50% 5/15/31 #	11,185,000	9,993,442
USA Compression Partners
6.875% 9/1/27	8,245,000	8,266,739
144A 7.125% 3/15/29 #	5,582,000	5,724,659

Venture Global LNG 144A 9.875% 2/1/32 #	17,015,000	18,386,205
Venture Global Plaquemines LNG 144A 7.75% 5/1/35 #	7,980,000	8,644,670
Vital Energy 144A 7.875% 4/15/32 #	12,905,000	11,044,044
Weatherford International 144A 8.625% 4/30/30 #	22,675,000	23,386,705
		274,980,312
Financial Services — 6.08%
Azorra Finance 144A 7.75% 4/15/30 #	13,970,000	14,579,763
Block 6.50% 5/15/32	10,420,000	10,757,379
California Buyer 144A 6.375% 2/15/32 #	9,177,000	9,200,126
Focus Financial Partners 144A 6.75% 9/15/31 #	13,172,000	13,454,394
Fortress Transportation and Infrastructure Investors 144A 7.00% 6/15/32 #	13,995,000	14,459,886
Jefferies Finance
144A 5.00% 8/15/28 #	7,250,000	7,013,765
144A 6.625% 10/15/31 #	13,600,000	13,563,646
OneMain Finance
6.625% 5/15/29	9,277,000	9,539,548
7.125% 9/15/32	2,849,000	2,953,043
	Principalamount	Value (US $)
Corporate Bonds (continued)
Financial Services (continued)
PennyMac Financial Services
144A 6.875% 5/15/32 #	5,840,000	$ 5,974,875
144A 6.875% 2/15/33 #	8,960,000	9,195,200

Rocket 144A 6.375% 8/1/33 #	11,555,000	11,837,525
UBS Group
144A 6.85% 9/10/29 #, μ, ψ	2,775,000	2,794,117
144A 7.125% 8/10/34 #, μ, ψ	9,500,000	9,484,698

UWM Holdings 144A 6.625% 2/1/30 #	4,054,000	4,062,021
		138,869,986
Healthcare — 4.78%
1261229 BC 144A 10.00% 4/15/32 #	5,295,000	5,345,250
AthenaHealth Group 144A 6.50% 2/15/30 #	10,920,000	10,758,553
Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	13,495,000	13,053,862
CHS
144A 4.75% 2/15/31 #	15,020,000	12,853,029
144A 5.25% 5/15/30 #	6,795,000	6,031,904
144A 6.125% 4/1/30 #	3,563,000	2,637,997
144A 6.875% 4/15/29 #	3,555,000	2,837,530

IQVIA 144A 6.25% 6/1/32 #	6,000,000	6,164,809
LifePoint Health 144A 11.00% 10/15/30 #	5,395,000	5,958,486
Organon & Co. 144A 5.125% 4/30/31 #	17,255,000	14,989,172
Radiology Partners 144A 8.50% 7/15/32 #	3,735,000	3,748,371
Raven Acquisition Holdings 144A 6.875% 11/15/31 #	10,235,000	10,261,018
Surgery Center Holdings 144A 7.25% 4/15/32 #	14,265,000	14,554,039
		109,194,020
Insurance — 4.57%
Ardonagh Finco 144A 7.75% 2/15/31 #	16,665,000	17,435,573
Howden UK Refinance
144A 7.25% 2/15/31 #	9,350,000	9,689,517
144A 8.125% 2/15/32 #	8,375,000	8,751,908
HUB International
144A 7.25% 6/15/30 #	5,860,000	6,128,212
144A 7.375% 1/31/32 #	13,935,000	14,589,296

Jones Deslauriers Insurance Management 144A 8.50% 3/15/30 #	21,010,000	22,284,425
Panther Escrow Issuer 144A 7.125% 6/1/31 #	13,925,000	14,473,729
USI 144A 7.50% 1/15/32 #	10,450,000	11,039,474
		104,392,134
NQ- IV009 [0625] 0825 (4730775)    5

Schedule of investments
Macquarie High Income Fund
	Principalamount	Value (US $)
Corporate Bonds (continued)
Leisure — 3.87%
Caesars Entertainment
144A 6.50% 2/15/32 #	6,890,000	$ 7,074,244
144A 7.00% 2/15/30 #	8,210,000	8,507,260
144A 8.125% 7/1/27 #	12,000,000	12,011,100
Carnival
144A 5.75% 3/1/27 #	5,345,000	5,392,473
144A 5.875% 6/15/31 #	3,765,000	3,837,947
144A 6.00% 5/1/29 #	5,960,000	6,025,959
144A 6.125% 2/15/33 #	9,330,000	9,551,839

Life Time 144A 6.00% 11/15/31 #	13,510,000	13,733,928
Light & Wonder International 144A 7.25% 11/15/29 #	6,265,000	6,458,468
Mohegan Tribal Gaming Authority 144A 8.25% 4/15/30 #	3,226,000	3,332,274
Six Flags Entertainment 144A 6.625% 5/1/32 #	8,435,000	8,705,423
Voyager Parent 144A 9.25% 7/1/32 #	3,500,000	3,643,681
		88,274,596
Media — 8.93%
Advantage Sales & Marketing 144A 6.50% 11/15/28 #	13,794,000	10,764,631
AMC Networks
4.25% 2/15/29	12,146,000	9,741,881
144A 10.25% 1/15/29 #	5,730,000	5,944,875

Arches Buyer 144A 6.125% 12/1/28 #	8,394,000	7,727,572
CCO Holdings 144A 6.375% 9/1/29 #	24,785,000	25,299,445
Cimpress 144A 7.375% 9/15/32 #	9,505,000	9,084,427
CMG Media 144A 8.875% 6/18/29 #	14,477,000	13,683,129
CSC Holdings
144A 4.50% 11/15/31 #	10,380,000	7,313,124
144A 5.00% 11/15/31 #	10,946,000	5,117,255

Cumulus Media New Holdings 144A 8.00% 7/1/29 #	18,686,000	5,278,795
Directv Financing 144A 8.875% 2/1/30 #	2,530,000	2,483,169
Gray Media
144A 4.75% 10/15/30 #	16,210,000	12,279,075
144A 5.375% 11/15/31 #	23,550,000	17,678,895

McGraw-Hill Education 144A 7.375% 9/1/31 #	16,282,000	16,996,801
Midcontinent Communications 144A 8.00% 8/15/32 #	13,065,000	13,842,681
Snap 144A 6.875% 3/1/33 #	12,620,000	12,957,598
	Principalamount	Value (US $)
Corporate Bonds (continued)
Media (continued)

Stagwell Global 144A 5.625% 8/15/29 #	14,375,000	$ 13,764,992
Univision Communications 144A 7.375% 6/30/30 #	14,090,000	13,857,587
		203,815,932
Real Estate — 0.79%
Brandywine Operating Partnership 8.875% 4/12/29	2,265,000	2,454,033
Outfront Media Capital 144A 7.375% 2/15/31 #	2,335,000	2,473,872
RHP Hotel Properties 144A 7.25% 7/15/28 #	2,390,000	2,475,543
Service Properties Trust 8.875% 6/15/32	2,500,000	2,572,720
Starwood Property Trust 144A 6.50% 7/1/30 #	4,116,000	4,254,030
Uniti Group 144A 10.50% 2/15/28 #	3,661,000	3,883,561
		18,113,759
Retail — 4.10%
Bath & Body Works
6.875% 11/1/35	22,735,000	23,610,798
6.95% 3/1/33	1,347,000	1,388,513
Carvana
PIK 144A 9.00% 6/1/30 #	5,122,650	5,390,352
PIK 144A 9.00% 6/1/31 #	5,117,703	6,067,762

eG Global Finance 144A 12.00% 11/30/28 #	2,180,000	2,408,854
Magnera 144A 7.25% 11/15/31 #	9,545,000	9,008,332
PetSmart 144A 7.75% 2/15/29 #	24,396,000	23,730,528
Rakuten Group 144A 11.25% 2/15/27 #	4,520,000	4,918,300
Victra Holdings 144A 8.75% 9/15/29 #	16,325,000	17,122,966
		93,646,405
Services — 3.79%
Albion Financing 1 144A 7.00% 5/21/30 #	5,725,000	5,856,831
Avis Budget Car Rental 144A 5.75% 7/15/27 #	3,255,000	3,239,099
Herc Holdings
144A 7.00% 6/15/30 #	3,810,000	3,981,383
144A 7.25% 6/15/33 #	2,595,000	2,720,731

Resideo Funding 144A 6.50% 7/15/32 #	11,765,000	12,067,855
S&S Holdings 144A 8.375% 10/1/31 #	9,545,000	9,336,087
Staples 144A 10.75% 9/1/29 #	13,525,000	12,868,025

6    NQ- IV009 [0625] 0825 (4730775)

	Principalamount	Value (US $)
Corporate Bonds (continued)
Services (continued)

Waste Pro USA 144A 7.00% 2/1/33 #	6,300,000	$ 6,555,893
White Cap Buyer 144A 6.875% 10/15/28 #	21,190,000	21,173,961
Williams Scotsman 144A 6.625% 4/15/30 #	8,510,000	8,846,749
		86,646,614
Technology & Electronics — 3.12%
Capstone Borrower 144A 8.00% 6/15/30 #	4,890,000	5,093,005
Cloud Software Group
144A 6.50% 3/31/29 #	6,085,000	6,145,595
144A 9.00% 9/30/29 #	11,640,000	12,075,981

CommScope 144A 8.25% 3/1/27 #	2,720,000	2,711,613
CommScope Technologies 144A 5.00% 3/15/27 #	4,085,000	3,982,279
Entegris 144A 5.95% 6/15/30 #	12,615,000	12,827,739
QXO Building Products 144A 6.75% 4/30/32 #	2,891,000	2,985,542
Seagate Data Storage Technology 144A 5.75% 12/1/34 #	8,560,000	8,540,569
UKG 144A 6.875% 2/1/31 #	12,225,000	12,691,995
Zebra Technologies 144A 6.50% 6/1/32 #	3,950,000	4,064,360
		71,118,678
Telecommunications — 5.99%
Connect Finco 144A 9.00% 9/15/29 #	14,985,000	15,080,574
Consolidated Communications 144A 6.50% 10/1/28 #	32,991,000	33,660,163
Frontier Communications Holdings 144A 6.75% 5/1/29 #	17,150,000	17,386,258
Iliad Holding 144A 8.50% 4/15/31 #	20,110,000	21,528,258
Rogers Communications 7.125% 4/15/55 μ	10,860,000	11,013,281
Sable International Finance 144A 7.125% 10/15/32 #	13,695,000	13,743,302
Vmed O2 UK Financing I 144A 7.75% 4/15/32 #	11,765,000	12,240,271
VZ Secured Financing 144A 5.00% 1/15/32 #	13,710,000	12,208,048
		136,860,155
Total Non-Electric Utilities — 0.16%
AmeriGas Partners 144A 9.50% 6/1/30 #	3,495,000	3,628,659
		3,628,659
	Principalamount	Value (US $)
Corporate Bonds (continued)
Transportation — 0.64%
Genesee & Wyoming 144A 6.25% 4/15/32 #	14,280,000	$ 14,588,776
		14,588,776
Total Corporate Bonds (cost $1,834,923,242)		1,840,074,817

Loan Agreements — 8.49%
Automotive — 0.48%
Clarios Global 7.077% (SOFR01M + 2.75%) 1/28/32 •	4,880,000	4,883,050
Tenneco Tranche B 9.422% (SOFR03M + 5.10%) 11/17/28 •	6,277,275	6,154,347
		11,037,397
Basic Industry — 1.08%
Form Technologies 1st Lien 10.019% (SOFR03M + 5.75%) 7/19/30 •	5,870,000	5,444,425
Hunter Douglas Holding Tranche B-1 7.546% (SOFR03M + 3.25%) 1/17/32 •	7,526,501	7,490,434
Ineos Quattro Holdings UK Tranche B 8.577% (SOFR01M + 4.25%) 10/1/31 •	6,513,675	5,943,729
Usalco 8.327% (SOFR01M + 4.00%) 9/30/31 •	5,642,388	5,677,653
		24,556,241
Capital Goods — 1.44%
Clydesdale Acquisition Holdings
7.577% (SOFR01M + 3.25%) 4/1/32 •	44,317	1,326
Tranche B 7.577% (SOFR01M + 3.25%) 4/1/32 •	2,534,951	2,527,934

Lsf12 Crown US Commercial Bidco 8.579% (SOFR01M + 4.25%) 12/2/31 •	7,411,000	7,459,631
SPX Flow Tranche B 7.327% (SOFR01M + 3.00%) 4/5/29 •	9,015,000	9,053,737
SunSource Borrower 8.427% (SOFR01M + 4.10%) 3/25/31 •	14,101,500	13,910,538
		32,953,166
Healthcare — 2.16%
Bausch & Lomb 8.571% (SOFR01M + 4.25%) 1/15/31 •	14,454,886	14,453,080
Cotiviti 7.625% 5/1/31	14,040,000	14,127,750
NQ- IV009 [0625] 0825 (4730775)    7

Schedule of investments
Macquarie High Income Fund
	Principalamount	Value (US $)

Loan Agreements (continued)
Healthcare (continued)
Heartland Dental 8.827% (SOFR01M + 4.50%) 4/28/28 •	20,811,563	$ 20,854,309
		49,435,139
Leisure — 0.80%
Scientific Games Holdings 7.285% (SOFR03M + 3.00%) 4/4/29 •	18,303,896	18,301,992
		18,301,992
Media — 0.20%
DirectV Financing Tranche B 9.827% (SOFR01M + 5.50%) 2/17/31 •	3,604,900	3,460,704
Univision Communications 1st Lien 8.546% (SOFR03M + 4.25%) 6/24/29 •	1,135,116	1,139,372
		4,600,076
Retail — 0.31%
Flynn Restaurant Group 8.077% (SOFR01M + 3.75%) 1/28/32 •	7,104,195	7,104,195
		7,104,195
Technology & Electronics — 2.02%
Applied Systems 2nd Lien 8.796% (SOFR03M + 4.50%) 2/23/32 •	13,310,000	13,686,420
Clover Holdings 2 7.75% 12/9/31	14,845,000	15,012,006
Commscope 9.577% (SOFR01M + 5.25%) 12/17/29 •	12,315,000	12,485,871
Icon Parent I 2nd Lien 9.205% (SOFR06M + 5.00%) 11/12/32 •	4,813,000	4,868,648
		46,052,945
Total Loan Agreements (cost $193,428,312)		194,041,151
	Number of shares
Common Stocks — 1.26%♣
Consumer Discretionary — 0.79%
ASG Warrant =, †, π	19,688	0
Studio City International Holdings †, π	3,872,825	12,296,219
Studio City International Holdings ADR †	1,795,294	5,700,059
		17,996,278
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Energy — 0.14%
BIS Industries Holdings <<, =, †, π	19,682,813	$ 0
Foresight Energy <<, =, †	1,117,414	2,623,128
Maritime Finance =, †	1,750,000	559,043
Sabine Oil & Gas Holdings =, †	5,385	6,671
Westmoreland Coal =, †, π	4,238	3,179
		3,192,021
Financials — 0.33%
New Cotai <<, =, †, π	20,316,462	7,579,287
		7,579,287
Total Common Stocks (cost $283,955,684)		28,767,586

Short-Term Investments — 2.25%
Money Market Mutual Funds — 2.25%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.22%)	12,835,740	12,835,740
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	12,835,740	12,835,740
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.30%)	12,835,739	12,835,739
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.23%)	12,835,739	12,835,739
Total Short-Term Investments (cost $51,342,957)		51,342,958

Total Value of Securities—99.71% (cost $2,529,373,467)		2,277,285,621
Receivables and Other Assets Net of Liabilities—0.29%		6,531,313
Net Assets Applicable to 386,738,152 Shares Outstanding—100.00%		$2,283,816,934
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2025, the aggregate value of Rule 144A securities was $1,810,925,008, which represents 79.29% of the Fund’s net assets.

8    NQ- IV009 [0625] 0825 (4730775)

•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
^^	Represents a security with a settlement after June 30, 2025, at which time the interest rate will be reflected.
>>	PIK. 100% of the income received was in the form of principal.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2025, the aggregate value of restricted securities was $43,577,723, which represented 1.91% of the Fund’s net assets. See table below for additional details on restricted securities.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2025. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
X	This loan will settle after June 30, 2025, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
<<	Affiliated company.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
ASG Warrant	5/30/18	$1,206,000	$0
BIS Industries Holdings	12/22/17	1,852,488	0
New Cotai	9/29/20	194,451,977	7,579,288
New Cotai PIK	2/7/22	25,095,701	23,699,038
Studio City International Holdings	8/5/20	23,370,959	12,296,219
Westmoreland Coal	3/15/19	3,179	3,179
Total		$245,980,304	$43,577,724
Unfunded Loan Commitments
The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at June 30, 2025:
Borrower	Principal Amount	Value	Commitment	Unrealized Appreciation (Depreciation)
Clydesdale Acquisition Holdings TBD 4/1/32 X	$44,317	$42,869	$42,988	$(119)
Usalco TBD 9/30/31 X	584,258	587,910	584,258	3,652
Total	$628,575	$630,779	$627,246	$3,533
Summary of abbreviations:
ADR – American Depositary Receipt
CLO – Collateralized Loan Obligation
LLC – Limited Liability Corporation
LNG – Liquefied Natural Gas
PIK – Payment-in-kind
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SOFR06M – Secured Overnight Financing Rate 6 Month
NQ- IV009 [0625] 0825 (4730775)    9

Schedule of investments
Macquarie High Income Fund
Summary of abbreviations: (continued)
TBD – To be determined
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
10    NQ- IV009 [0625] 0825 (4730775)